IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended												3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013 vessel Rate	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2013 Golden Victory [Member]	Dec. 31, 2013 Front Champion [Member]	Dec. 31, 2013 Front Century [Member]	Dec. 31, 2012 Front Rider [Member]	Dec. 31, 2012 Front Climber [Member]	Dec. 31, 2012 Front Driver [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 Front Pride [Member]	Dec. 31, 2013 VLCC Vessels [Member] vessel	Dec. 31, 2012 OBO [Member]	Dec. 31, 2012 OBO [Member] vessel	Dec. 31, 2012 Double Hull Suezmax [Member] vessel	Dec. 31, 2011 Double Hull Suezmax [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired			5										3		4	1	5
Impairment of vessels		$ 103,700	$ 32,000	$ 121,400	$ 45,600	$ 42,500	$ 15,600	$ 4,900	$ 4,200	$ 4,000	$ 14,200	$ 4,700			$ 27,300
Lease Termination Probability		100.00%
Number of vessels assigned a probability of lease termination		2
Number of vessels disposed of	1													2		1	4